Share-based payments - Summary of number and weighted average exercise prices (WAEP) of, and movements in, restricted stock (Detail) - Restricted Stock [member]	9 Months Ended	12 Months Ended
	Dec. 31, 2018 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding as of beginning of period/year | shares		854,750
Granted during the period/year | shares	854,750	1,356,762
Paid during the period/year | shares		(4,500)
At the end of the period/year | shares	854,750	2,207,012
Outstanding as of beginning of period/year | $ / shares		$ 10.0
Granted during the period/year | $ / shares	$ 10.0	6.7
Paid during the period/year | $ / shares		10.0
At the end of the period/year | $ / shares	$ 10.0	$ 7.8